Acquisition of assets, Assets Acquired and Liabilities Assumed (Details) - CTI [Member] $ in Thousands	Jan. 27, 2022 USD ($)
Acquired assets and liabilities [Abstract]
Property, plant and equipment	$ 893,009
Restricted cash	6,050
Cash and cash equivalents	4,195
Inventories	3,168
Trade and other receivables, and prepayments	36,584
Trade and other current payables	(19,435)
Borrowings	(702,423)
Total net assets acquired	$ 221,148